Pension and Post-Retirement and Post-Employment Benefits - Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost (Detail) - Post-Retirement and Post-Employment Benefits [Member] - CAD
CAD in Millions
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Line Items]
Effect of a 1% increase in health care cost trends	CAD 22	CAD 22
Effect of a 1% decrease in health care cost trends	CAD (16)	CAD (16)